COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
NOTE 14 - COMMITMENTS AND CONTINGENCIES

NOTE 13 – COMMITMENTS AND CONTINGENCIES

Freelancer Service Contract

On March 30, 2020, Yubo Beijing executed an agreement with Hainan Huiyonggong Service Ltd. (“HHS”).  The agreement provided for HHS to engage sales representatives (often Yubo Beijing customers) to refer new customers to Yubo Beijing and for Yubo Beijing to pay fees to HHS based on the amount of sales generated from HHS’s sales representatives. The term of the agreement was for one year expiring March 29, 2021.

Website Platform Maintenance Agreement

On April 29, 2020, Yubo Beijing executed an agreement with Hainan Haifu Technology Ltd. (“HHT”). The agreement provided for HHT to provide certain website maintenance services for Yubo Beijing and provided for Yubo Beijing to pay a monthly fee of RMB 150,000 ($22,231 at the 6.7473 average exchange rate for the year ended December 31, 2020) to HHT. The term of the agreement, which originally was for one year expiring April 28, 2021, was mutually terminated on October 30, 2020.

Credit risk

Cash deposits with banks are held in financial institutions in the PRC, which are insured with deposit protection up to RMB 500,000 (approximately $77,519 at September 30, 2021). Accordingly, the Company has a concentration of credit risk related to the uninsured part of bank deposits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant credit risk.

Risks of Variable Interest Entity Structure

Although the structure the Company has adopted is consistent with longstanding industry practice, and is commonly adopted by comparable companies in China, the PRC government may not agree that these arrangements comply with PRC licensing, registration or other regulatory requirements, with existing policies or with requirements or policies that may be adopted in the future. There are uncertainties regarding the interpretation and application of PRC laws and regulations including those that govern the Company’s contractual arrangements, which could limit the Company’s ability to enforce these contractual arrangements. If the Company or its variable interest entity is found to be in violation of any existing or future PRC laws, rules or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion to take action in dealing with such violations or failures, including levying fines, revoking business and other licenses of the Company’s variable interest entity, requiring the Company to discontinue or restrict its operations, restricting its right to collect revenue, requiring the Company to restructure its operations or taking other regulatory or enforcement actions against the Company. In addition, it is unclear what impact the PRC government actions would have on the Company and on its ability to consolidate the financial results of its variable interest entity in the consolidated financial statements, if the PRC government authorities were to find the Company’s legal structure and contractual arrangements to be in violation of PRC laws, rules and regulations. If the imposition of any of these government actions causes the Company to lose its right to direct the activities of Yubo Beijing or the right to receive their economic benefits, the Company would no longer be able to consolidate Yubo Beijing.

NOTE 13 – COMMITMENTS AND CONTINGENCIES

Freelancer Service Contract

On March 30, 2020, Yubo Beijing executed an agreement with Hainan Huiyonggong Service Ltd. (“HHS”).  The agreement provided for HHS to engage sales representatives (often Yubo Beijing customers) to refer new customers to Yubo Beijing and for Yubo Beijing to pay fees to HHS based on the amount of sales generated from HHS’s sales representatives. The term of the agreement was for one year expiring March 29, 2021. For the year ended December 31, 2020, the Company expensed $502,352 pursuant to this agreement which is included in “Sales Commissions” in the accompanying statement of operations.

Website Platform Maintenance Agreement

On April 29, 2020, Yubo Beijing executed an agreement with Hainan Haifu Technology Ltd. (“HHT”). The agreement provided for HHT to provide certain website maintenance services for Yubo Beijing and provided for Yubo Beijing to pay a monthly fee of RMB 150,000 ($22,231 using the December 31, 2020 average rate of 6.7473) to HHT. The term of the agreement, which originally was for one year expiring April 28, 2021, was mutually terminated on October 30, 2020. For the year ended December 31, 2020, the Company expensed $125,985 pursuant to this agreement which is included in “Other Operating Expenses” in the accompanying statement of operations.

Credit risk

Cash deposits with banks are held in financial institutions in the PRC, which are insured with deposit protection up to RMB 500,000 (approximately $76,586 at December 31, 2020). Accordingly, the Company has a concentration of credit risk related to the uninsured part of bank deposits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant credit risk.

Risks of Variable Interest Entity Structure

Although the structure the Company has adopted is consistent with longstanding industry practice, and is commonly adopted by comparable companies in China, the PRC government may not agree that these arrangements comply with PRC licensing, registration or other regulatory requirements, with existing policies or with requirements or policies that may be adopted in the future. There are uncertainties regarding the interpretation and application of PRC laws and regulations including those that govern the Company’s contractual arrangements, which could limit the Company’s ability to enforce these contractual arrangements. If the Company or its variable interest entity is found to be in violation of any existing or future PRC laws, rules or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion to take action in dealing with such violations or failures, including levying fines, revoking business and other licenses of the Company’s variable interest entity, requiring the Company to discontinue or restrict its operations, restricting its right to collect revenue, requiring the Company to restructure its operations or taking other regulatory or enforcement actions against the Company. In addition, it is unclear what impact the PRC government actions would have on the Company and on its ability to consolidate the financial results of its variable interest entity in the consolidated financial statements, if the PRC government authorities were to find the Company’s legal structure and contractual arrangements to be in violation of PRC laws, rules and regulations. If the imposition of any of these government actions causes the Company to lose its right to direct the activities of Yubo Beijing or the right to receive their economic benefits, the Company would no longer be able to consolidate Yubo Beijing.